RELATED PARTY BALANCES AND TRANSACTIONS (Details)	12 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended			12 Months Ended						1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Credit facility USD ($)	Dec. 31, 2014 Gaochuangte USD ($)	Dec. 31, 2014 Gaochuangte CNY	Dec. 31, 2013 Gaochuangte USD ($)	Dec. 31, 2013 Gaochuangte CNY	Jan. 31, 2014 Dr. Shawn Qu USD ($)	Dec. 31, 2014 Dr. Shawn Qu USD ($)	Dec. 31, 2013 Dr. Shawn Qu USD ($)	Feb. 28, 2014 Dr. Shawn Qu USD ($)	Dec. 31, 2014 Dr. Shawn Qu Credit facility Chinese Commercial Banks USD ($)	Dec. 31, 2014 Dr. Shawn Qu Credit facility Chinese Commercial Banks CNY	Dec. 31, 2013 Dr. Shawn Qu Credit facility Chinese Commercial Banks USD ($)	Dec. 31, 2013 Dr. Shawn Qu Credit facility Chinese Commercial Banks CNY	Dec. 31, 2012 Dr. Shawn Qu Credit facility Chinese Commercial Banks CNY	Dec. 31, 2014 CSI Skypower USD ($)	Oct. 31, 2014 GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd. SZSP USD ($)	Oct. 31, 2014 GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd. SZSP CNY
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related party	$ 4,216,925	$ 4,688,692			$ 4,216,925		$ 4,688,692
Trade receivable from affiliate					1,499,294
Percentage of ownership interest					40.00%	40.00%	40.00%	40.00%										50.00%
Prepayments for bidding to affiliate																		2,717,631
Amount due to related party	17,592,403	19,871,718			17,510,690		19,510,879			81,713	360,839
Maturity term of credit facility													1 year	1 year	1 year	1 year
Maximum borrowing capacity				760,604,494									145,100,000	888,000,000		1,866,000,000	1,001,000,000
Loan from related party									25,000,000		13,000,000
Rate of interest (as a percent)									4.27%		4.27%
Repayment of interest amount of loan from related party											241,729	112,087.5
Outstanding borrowing										0	0
Amounts drawn down													145,095,321		30,167,927
Amount of financial guarantee of related party debt																			6,077,000	37,200,000
Term of financial guarantee of related party debt																			3 years	3 years
Revenue from sale of solar products	2,568,369	16,390,032	10,513,212		2,568,369	15,739,750	16,390,032	100,879,336
Amount paid for EPC services					$ 5,514,704	33,884,201	$ 53,288,764	330,254,003